BUSINESS COMBINATIONS - Movement of goodwill (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2020 CNY (¥)
Movement of goodwill
Balance at the beginning of the period	¥ 1,905,840
Addition during the period	503,485
Balance at end of period	¥ 2,409,325